Consolidated comprehensive income - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated comprehensive income
Net profit/(loss)	kr 991	kr 220	kr (2,581)
COMPONENTS NOT TO BE RECLASSIFIED TO NET PROFIT/(LOSS)
Pensions, actuarial gains/losses	(39)	(29)	(16)
Pensions, actuarial gains/losses, tax effect	8	6	3
Total components not to be reclassified to net profit/(loss)	(31)	(23)	(13)
Exchange rate differences
Translation differences in foreign operations	660	240	1,110
Tax effect on above	(74)	292	(117)
Reversed cumulative translation differences from divested companies		(16)
Tax effect on above		546
Translation differences	586	1,062	993
Hedge of net investments in foreign operations	(155)	(98)	(149)
Tax effect on above	34	21	33
Hedge of net investments	(121)	(77)	(116)
Total exchange rate differences	465	985	877
Cash flow hedges
Gain/loss arising on changes in fair value of hedging instruments	(16)	16	(52)
Reclassified cumulative loss to income statement	70	72	68
Tax effect on cash flow hedges	(16)	(20)	(4)
Total cash flow hedges	38	68	12
Total components that may be reclassified to net profit/(loss)	503	1,053	889
TOTAL OTHER COMPREHENSIVE INCOME FOR THE YEAR, NET OF TAX	472	1,030	876
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,463	1,250	(1,705)
ATTRIBUTABLE TO
Equity holders of the parent company	1,321	1,064	(1,382)
Non-controlling interests	142	186	(323)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	kr 1,463	kr 1,250	kr (1,705)